Key Management Compensation	12 Months Ended
Dec. 31, 2020
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Key Management Compensation
14 – Key Management Compensation
The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Salaries and benefits	$1,561	$2,541
Share based payments	4,068	3,761

Total key management compensation expense	$5,629	$6,302